Warrants	3 Months Ended
Mar. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants

6. WARRANTS

Following is a summary of the warrant activity during the three months ended March 31, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	—	—
Exercised	(2,499,453)	0.43
Expired	—	—
Outstanding March 31, 2023	17,134,458	$1.29

Outstanding January 1, 2024	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,680,187	$1.21

As of March 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
17,680,187

As of March 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,649,238	USD$1.00	0.07	April 26, 2023
109,200	USD$0.62	0.07	April 26, 2023
4,838,707	USD$1.24	0.99	Mar 28, 2024
7,537,313	USD$1.50	3.08	April 29, 2026
17,134,458